Leases - Summary of Carrying Amounts of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Lease liabilities, Beginning balance	€ 23,127	€ 25,621
Additions	2,866	2,837
Accretion of interest	573	585	€ 624
Payments	(6,595)	(6,498)	(5,906)
Early terminated contracts	(527)	(150)
Exchange difference	538	732
Lease liabilities, Ending balance	19,982	23,127	€ 25,621
Lease liabilities, Current	5,325	5,553
Lease liabilities, Non-current	€ 14,657	€ 17,574